Common Stock and Warrants (Details - Fair value assumptions - warrant liability)			1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 14, 2022	Apr. 13, 2022	Oct. 28, 2022	May 25, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Risk free interest rate						4.10%
Expected term (years)						5 years 6 months
Expected volatility						161.70%
Warrant Liability 2 [Member]
Class of Stock [Line Items]
Risk free interest rate	3.78%					4.41%
Expected term (years)	2 years					1 year 8 months 12 days
Expected volatility	134.00%					125.00%
Warrant Liability 3 [Member]
Class of Stock [Line Items]
Risk free interest rate			4.41%			4.41%
Expected term (years)			2 years			1 year 9 months 18 days
Expected volatility			135.00%			124.00%
Warrant Liability 4 [Member]
Class of Stock [Line Items]
Risk free interest rate		2.57%				4.41%
Expected term (years)		3 years				2 years 3 months 18 days
Expected volatility		184.00%				133.00%
Warrant Liability 5 [Member]
Class of Stock [Line Items]
Risk free interest rate					0.53%	4.41%	0.97%
Expected term (years)					2 years 8 months 12 days	1 year 4 months 24 days	2 years 4 months 24 days
Expected volatility					189.00%	134.00%	191.00%
Warrant Liability 6 [Member]
Class of Stock [Line Items]
Risk free interest rate				0.30%		4.41%	0.97%
Expected term (years)				3 years		1 year 4 months 24 days	2 years 4 months 24 days
Expected volatility				180.00%		132.00%	189.00%